Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Share Grant Activity
Restricted share grant activity for the year ended December 31, 2024, and 2023 was as follows:

Share awards	Number of granted non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2023	115,693	$10.16	1.04 years
Granted	47,829	12.45
Vested	(78,144)	10.16
Balance as of December 31, 2023	85,378	$11.44	0.81 years
Granted	54,851	15.05
Vested	(61,944)	11.88
Balance as of December 31, 2024	78,285	$13.62	0.75 years

Schedule of Stock Option Activity
The movements in the existing share options during the years ended December 31, 2024, and 2023 were as follows:

Share options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value
Balance as of January 1, 2023	320,856	$20.99	$—
Forfeited during the year	(35,875)	22.35	—
Issuance during the year	262,412	15.45	—
Balance as of December 31, 2023	547,393	$18.25	—
Issuance during the year	339,592	17.94	—
Expired during the period	(153,538)	24.22	—
Balance as of December 31, 2024	733,447	$16.86	$61,100